Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and contingencies

Commitment with suppliers

The Company entered into several agreements with vendors that contain non-cancellable software arrangements and minimum purchase commitments of laboratory materials and consumables for the purpose of research and development activities as well as clinical development. The unused purchase commitment as of December 31, 2021 and 2020 was $7.4 million and $4.3 million, respectively.

In June 2021, the Company entered into an obligation to take on a new lease of lab and office premises in Stevenage, Hertfordshire, United Kingdom for a period of 10 years, with a break clause at 3 and 7 years. The future minimum lease payments to be committed to in relation to this lease up to the break date are £0.6 million or $0.8 million. As of December 31, 2021, the lease was not commenced and no right of use assets and operating lease liabilities were recognized related to that lease agreement.

Asset Retirement Obligations

The following is a reconciliation of our beginning and ending asset retirement obligation balances for 2021 and 2020 (in thousands):

	2021	2020
Balance, beginning of the year	$652	$—
Additions in estimates		652
Accretion of discount	$38	—
Balance, end of year	$690	$652

The Company’s asset retirement obligations relate to post-closure reclamation costs for a lease of office and laboratory space.

Legal proceedings

From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. The Company was not a party to any litigation and did not have contingency reserves established for any liabilities as of December 31, 2021 and 2020.

Indemnification agreements

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

In accordance with the indemnification agreements entered into with relevant individuals in accordance with the Company’s Articles of Association, the Company has indemnification obligations to its officers and directors, officers and members of senior management for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date, and the Company has director and officer insurance that may enable it to recover a portion of any amounts paid for future potential claims.